Cover	Jul. 31, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K (the “Form 8-K”) of Serve Robotics Inc. (the “Company”) originally filed by the Company on August 4, 2023 is being filed solely for the purpose of supplementing the historical financial statements and pro forma combined financial information provided under Items 9.01(a) and 9.01(b) in the Form 8-K to include the unaudited financial statements of Serve Operating Co. (formerly known as Serve Robotics Inc.) and its subsidiaries as of prior to the Merger (collectively, “Legacy Serve”) as of and for the six months ended June 30, 2023, and the related Management’s Discussion and Analysis of Financial Condition and Results of Operations of Legacy Serve for the six months ended June 30, 2023. This Amendment No. 1 does not amend any other item of the Form 8-K or purport to provide an update or a discussion of any developments at the Company subsequent to the filing date of the Form 8-K.
Document Period End Date	Jul. 31, 2023
Entity File Number	000-56237
Entity Registrant Name	SERVE ROBOTICS INC.
Entity Central Index Key	0001832483
Entity Tax Identification Number	85-3844872
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	730 Broadway
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94063
City Area Code	818
Local Phone Number	860-1352
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false